                                                -------------------------------
  THIS FILING LISTS SECURITIES HOLDINGS                  OMB APPROVAL
REPORTED ON THE FORM 13F FILED ON 2/13/06       -------------------------------
  PURSUANT TO A REQUEST FOR CONFIDENTIAL         OMB Number:     3235-0006
TREATMENT AND FOR WHICH THAT CONFIDENTIAL        Expires:    December 31, 2006
           TREATMENT EXPIRED.                    Estimated average burden
                                                 hours per form . . . . 22.8
                                                -------------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2005
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 2
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         MICHAEL R. MURPHY
                 -------------------------------
   Address:      71 SOUTH WACKER DRIVE,
                 -------------------------------
                 CHICAGO, ILLINOIS 60606
                 -------------------------------

Form 13F File Number: 28- 11638
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael R. Murphy
         -----------------------------------------
Title:   Managing Member of Discovery Group I, LLC
         -----------------------------------------
Phone:   312-920-2135
         -----------------------------------------

Signature, Place, and Date of Signing:

      /s/ Michael R. Murphy           Chicago, Illinois     8/21/2006
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      2
                                        --------------------

Form 13F Information Table Entry Total: 5
                                        --------------------

Form 13F Information Table Value Total: $  25,227
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1            28-11635                  DANIEL J. DONOGHUE
    ------       -----------------         ---------------------------------

    2            28-11637                  DISCOVERY GROUP I, LLC
    ------       -----------------         ---------------------------------

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                               13F HOLDINGS REPORT
                                   12/31/2005

      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7         COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
      NAME OF                TITLE OF                 VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER      VOTING AUTHORITY
      ISSUER                  CLASS          CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS  SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ----  --------- ------
HERLEY INDS INC DEL             COM        427398102  $ 11,750   711,700  SH          SHARED-OTHER    1, 2            711,700
AEP INDS INC                    COM        001031103  $  9,496   379,843  SH          SHARED-OTHER    1, 2            379,843
SPARTAN MTRS INC                COM        846819100  $  2,181   211,969  SH          SHARED-OTHER    1, 2            211,969
SPANISH BROADCASTING SYS
  INC                           CL A       846425882  $  1,635   319,900  SH          SHARED-OTHER    1, 2            304,150
WESTBANK CORP                   COM        957116106  $    165    11,463  SH          SHARED-OTHER    1, 2             11,463

 TOTAL                                                  25,227 1,634,875                                            1,619,125